Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Financial Instruments Not Required To Be Carried At Fair Value

The following represents the fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

	2011				2010
(Amounts in millions)	Notional amount		Carrying amount	Fair value	Notional amount		Carrying amount	Fair value
Assets:
Commercial mortgage loans		$(1)	$6,092	$6,500		$(1)	$6,718	$6,896
Restricted commercial mortgage loans (2)		(1)	411	461		(1)	507	554
Other invested assets		(1)	786	795		(1)	267	272
Liabilities:
Long-term borrowings (3)		(1)	4,726	4,353		(1)	4,952	4,928
Non-recourse funding obligations (3)		(1)	3,256	2,160		(1)	3,437	2,170
Borrowings related to securitization entities (2)		(1)	348	375		(1)	443	467
Investment contracts		(1)	18,880	19,681		(1)	19,772	20,471
Other firm commitments:
Commitments to fund limited partnerships	78		—	—	110		—	—
Ordinary course of business lending commitments	9		—	—	28		—	—

(1)	These financial instruments do not have notional amounts.
(2)	See note 18 for additional information related to consolidated securitization entities.
(3)	See note 13 for additional information related to borrowings.

Primary Sources Considered When Determining Fair Value Of Each Class Of Fixed Maturity Securities

The following tables summarize the primary sources considered when determining fair value of each class of fixed maturity securities as of December 31:

	2011
(Amounts in millions)	Total	Level 1	Level 2	Level 3
U.S. government, agencies and government-sponsored enterprises:
Pricing services	$4,850	$—	$4,850	$—
Internal models	13	—	—	13

Total U.S. government, agencies and government-sponsored enterprises	4,863	—	4,850	13

Tax-exempt:
Pricing services	503	—	503	—

Total tax-exempt	503	—	503	—

Government—non-U.S.:
Pricing services	2,201	—	2,201	—
Internal models	10	—	—	10

Total government—non-U.S.	2,211	—	2,201	10

U.S. corporate:
Pricing services	22,168	—	22,168	—
Broker quotes	250	—	—	250
Internal models	2,840	—	579	2,261

Total U.S. corporate	25,258	—	22,747	2,511

Corporate—non-U.S.:
Pricing services	11,925	—	11,925	—
Broker quotes	78	—	—	78
Internal models	1,754	—	548	1,206

Total corporate—non-U.S.	13,757	—	12,473	1,284

Residential mortgage-backed:
Pricing services	5,600	—	5,600	—
Broker quotes	36	—	—	36
Internal models	59	—	—	59

Total residential mortgage-backed	5,695	—	5,600	95

Commercial mortgage-backed:
Pricing services	3,361	—	3,361	—
Broker quotes	15	—	—	15
Internal models	24	—	—	24

Total commercial mortgage-backed	3,400	—	3,361	39

Other asset-backed:
Pricing services	2,328	—	2,328	—
Broker quotes	271	—	—	271
Internal models	9	—	9	—

Total other asset-backed	2,608	—	2,337	271

Total fixed maturity securities	$58,295	$—	$54,072	$4,223

	2010
(Amounts in millions)	Total	Level 1	Level 2	Level 3
U.S. government, agencies and government-sponsored enterprises:
Pricing services	$3,688	$—	$3,688	$—
Internal models	17	—	6	11

Total U.S. government, agencies and government-sponsored enterprises	3,705	—	3,694	11

Tax-exempt:
Pricing services	1,030	—	1,030	—

Total tax-exempt	1,030	—	1,030	—

Government—non-U.S.:
Pricing services	2,357	—	2,357	—
Internal models	12	—	11	1

Total government—non-U.S.	2,369	—	2,368	1

U.S. corporate:
Pricing services	20,563	—	20,563	—
Broker quotes	235	—	—	235
Internal models	3,169	—	2,304	865

Total U.S. corporate	23,967	—	22,867	1,100

Corporate—non-U.S.:
Pricing services	11,584	—	11,584	—
Broker quotes	113	—	—	113
Internal models	1,801	—	1,546	255

Total corporate—non-U.S.	13,498	—	13,130	368

Residential mortgage-backed:
Pricing services	4,312	—	4,312	—
Broker quotes	72	—	—	72
Internal models	71	—	—	71

Total residential mortgage-backed	4,455	—	4,312	143

Commercial mortgage-backed:
Pricing services	3,693	—	3,693	—
Broker quotes	16	—	—	16
Internal models	34	—	—	34

Total commercial mortgage-backed	3,743	—	3,693	50

Other asset-backed:
Pricing services	2,241	—	2,143	98
Broker quotes	169	—	—	169
Internal models	6	—	5	1

Total other asset-backed	2,416	—	2,148	268

Total fixed maturity securities	$55,183	$—	$53,242	$1,941

Primary Sources Considered When Determining Fair Value Of Equity Securities

The following tables summarize the primary sources considered when determining fair value of equity securities as of December 31:

	0000000	0000000	0000000	0000000
	2011
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$263	$261	$2	$—
Broker quotes	6	—	—	6
Internal models	92	—	—	92

Total equity securities	$361	$261	$2	$98

	0000000	0000000	0000000	0000000
	2010
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$245	$240	$5	$—
Broker quotes	6	—	—	6
Internal models	81	—	—	81

Total equity securities	$332	$240	$5	$87

Primary Sources Considered When Determining Fair Value Of Trading Securities

The following tables summarize the primary sources considered when determining fair value of trading securities as of December 31:

	0000000	0000000	0000000	0000000
	2011
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$524	$—	$524	$—
Broker quotes	264	—	—	264

Total trading securities	$788	$—	$524	$264

	0000000	0000000	0000000	0000000
	2010
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$348	$—	$348	$—
Broker quotes	230	—	—	230
Internal models	99	—	—	99

Total trading securities	$677	$—	$348	$329

Assets And Liabilities That Are Measured At Fair Value On A Recurring Basis

The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

	2011
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Assets
Investments:
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$4,863	$—	$4,850	$13
Tax-exempt	503	—	503	—
Government—non-U.S.	2,211	—	2,201	10
U.S. corporate	25,258	—	22,747	2,511
Corporate—non-U.S.	13,757	—	12,473	1,284
Residential mortgage-backed	5,695	—	5,600	95
Commercial mortgage-backed	3,400	—	3,361	39
Other asset-backed	2,608	—	2,337	271

Total fixed maturity securities	58,295	—	54,072	4,223

Equity securities	361	261	2	98

Other invested assets:
Trading securities	788	—	524	264
Derivative assets:
Interest rate swaps	1,350	—	1,345	5
Foreign currency swaps	32	—	32	—
Credit default swaps	1	—	1	—
Equity index options	39	—	—	39
Equity return swaps	7	—	7	—
Forward bond purchase commitments	47	—	47	—
Other foreign currency contracts	9	—	—	9

Total derivative assets	1,485	—	1,432	53

Securities lending collateral	406	—	406	—
Derivatives counterparty collateral	323	—	323	—

Total other invested assets	3,002	—	2,685	317

Restricted other invested assets related to securitization entities	376	—	200	176
Other assets (1)	29	—	29	—
Reinsurance recoverable (2)	16	—	—	16
Separate account assets	10,122	10,122	—	—

Total assets	$72,201	$10,383	$56,988	$4,830

Liabilities
Policyholder account balances (3)	$492	$—	$—	$492
Other liabilities:
Contingent purchase price	46	—	—	46
Derivative liabilities:
Interest rate swaps	376	—	376	—
Interest rate swaps related to securitization entities	28	—	28	—
Inflation indexed swaps	43	—	43	—
Credit default swaps	59	—	2	57
Credit default swaps related to securitization entities	177	—	—	177
Equity return swaps	4	—	4	—
Other foreign currency contracts	11	—	11	—

Total derivative liabilities	698	—	464	234

Total other liabilities	744	—	464	280

Borrowings related to securitization entities	48	—	—	48

Total liabilities	$1,284	$—	$464	$820

(1)	Represents embedded derivatives associated with certain reinsurance agreements.
(2)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

	2010
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Assets
Investments:
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$3,705	$—	$3,694	$11
Tax-exempt	1,030	—	1,030	—
Government—non-U.S.	2,369	—	2,368	1
U.S. corporate	23,967	—	22,867	1,100
Corporate—non-U.S.	13,498	—	13,130	368
Residential mortgage-backed	4,455	—	4,312	143
Commercial mortgage-backed	3,743	—	3,693	50
Other asset-backed	2,416	—	2,148	268

Total fixed maturity securities	55,183	—	53,242	1,941

Equity securities	332	240	5	87

Other invested assets:
Trading securities	677	—	348	329
Derivative assets:
Interest rate swaps	763	—	758	5
Foreign currency swaps	240	—	240	—
Credit default swaps	11	—	5	6
Equity index options	33	—	—	33

Total derivative assets	1,047	—	1,003	44

Securities lending collateral	772	—	772	—
Derivatives counterparty collateral	630	—	630	—

Total other invested assets	3,126	—	2,753	373

Restricted other invested assets related to securitization entities	370	—	199	171
Other assets (1)	1	—	1	—
Reinsurance recoverable (2)	(5)	—	—	(5)
Separate account assets	11,666	11,666	—	—

Total assets	$70,673	$11,906	$56,200	$2,567

Liabilities
Policyholder account balances (3)	$121	$—	$—	$121
Derivative liabilities:
Interest rate swaps	138	—	138	—
Interest rate swaps related to securitization entities	19	—	19	—
Inflation indexed swaps	33	—	33	—
Credit default swaps	7	—	—	7
Credit default swaps related to securitization entities	129	—	—	129
Equity index options	3	—	—	3
Equity return swaps	3	—	3	—

Total derivative liabilities	332	—	193	139
Borrowings related to securitization entities	51	—	—	51

Total liabilities	$504	$—	$193	$311

(1)	Represents embedded derivatives associated with certain reinsurance agreements.
(2)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

Assets Measured At Fair Value On A Recurring Basis And Utilized Significant Unobservable (Level 3) Inputs To Determine Fair Value

The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

(Amounts in millions)		Total realized and unrealized gains (losses)		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of December 31, 2011	Total gains (losses) included in net income (loss) attributable to assets still held
	Beginning balance as of January 1, 2011	Included in net income (loss)	Included in OCI
Fixed maturity securities:
U.S. government, agencies and government- sponsored enterprises	$11	$—	$—	$—	$—	$—	$—	$24	$(22)	$13	$—
Government—non-U.S.	1	—	—	—	—	—	—	9	—	10	—
U.S. corporate (1)	1,100	(8)	72	113	(25)	—	(105)	1,790	(426)	2,511	(8)
Corporate—non-U.S. (1)	368	(26)	11	103	(71)	—	(13)	1,132	(220)	1,284	(26)
Residential mortgage- backed	143	(1)	(11)	3	(15)	—	(30)	9	(3)	95	(1)
Commercial mortgage- backed	50	(2)	2	—	(1)	—	(11)	1	—	39	(2)
Other asset-backed	268	—	—	8	(8)	—	(43)	46	—	271	—

Total fixed maturity securities	1,941	(37)	74	227	(120)	—	(202)	3,011	(671)	4,223	(37)

Equity securities	87	1	1	24	(13)	—	(2)	—	—	98	—

Other invested assets:
Trading securities	329	(1)	—	5	(41)	—	(28)	—	—	264	(1)
Derivative assets:
Interest rate swaps	5	1	—	—	—	—	(1)	—	—	5	1
Credit default swaps	6	(6)	—	—	—	—	—	—	—	—	(6)
Equity index options	33	7	—	44	—	—	(45)	—	—	39	7
Other foreign currency contracts	—	(1)	—	10	—	—	—	—	—	9	(1)

Total derivative assets	44	1	—	54	—	—	(46)	—	—	53	1

Total other invested assets	373	—	—	59	(41)	—	(74)	—	—	317	—

Restricted other invested assets related to securitization entities (2)	171	5	—	—	—	—	—	—	—	176	5
Reinsurance recoverable (3)	(5)	18	—	—	—	3	—	—	—	16	18

Total Level 3 assets	$2,567	$(13)	$75	$310	$(174)	$3	$(278)	$3,011	$(671)	$4,830	$(14)

(1)

The majority of the transfers into Level 3 during the fourth quarter of 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to the fourth quarter of 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.

(2)	See note 18 for additional information related to consolidated securitization entities.
(3)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

	Beginning balance as of January 1, 2010	Total realized and unrealized gains (losses)		Purchases, sales, issuances and settlements, net	Transfer into Level 3	Transfer out of Level 3 (1)	Ending balance as of December 31, 2010	Total gains (losses) included in net income (loss) attributable to assets still held
(Amounts in millions)		Included in net income (loss)	Included in OCI
Fixed maturity securities
U.S. government, agencies and government-sponsored enterprises	$16	$—	$—	$(2)	$17	$(20)	$11	$—
Tax-exempt	2	—	—	—	—	(2)	—	—
Government—non-U.S.	7	—	2	—	16	(24)	1	—
U.S. corporate (2)	1,073	21	33	—	870	(897)	1,100	16
Corporate—non-U.S. (2)	504	(20)	15	22	489	(642)	368	(22)
Residential mortgage-backed	1,481	—	8	86	79	(1,511)	143	—
Commercial mortgage- backed	3,558	(5)	24	(79)	21	(3,469)	50	—
Other asset-backed (3)	1,419	(24)	39	(10)	108	(1,264)	268	(24)

Total fixed maturity securities	8,060	(28)	121	17	1,600	(7,829)	1,941	(30)

Equity securities	9	11	—	7	120	(60)	87	—

Other invested assets:
Trading securities (3)	145	12	—	(41)	213	—	329	12
Derivative assets:
Interest rate swaps	3	2	—	—	—	—	5	2
Interest rate swaptions	54	11	—	(65)	—	—	—	11
Credit default swaps	6	—	—	—	—	—	6	—
Equity index options	39	(73)	—	67	—	—	33	(73)
Other foreign currency options	8	(8)	—	—	—	—	—	(8)

Total derivative assets	110	(68)	—	2	—	—	44	(68)

Total other invested assets	255	(56)	—	(39)	213	—	373	(56)

Restricted other invested assets related to securitization entities (4)	—	(3)	—	—	174	—	171	(6)
Reinsurance recoverable (5)	(5)	(3)	—	3	—	—	(5)	(3)

Total Level 3 assets	$8,319	$(79)	$121	$(12)	$2,107	$(7,889)	$2,567	$(95)

(1)

During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.

(2)

The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate—non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.

(3)

Transfers into trading securities were offset by transfers out of other asset-backed securities and were driven primarily by the adoption of new accounting guidance related to embedded credit derivatives.

(4)	Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 18 for additional information related to consolidated securitization entities.
(5)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

Liabilities Measured At Fair Value On A Recurring Basis And Utilized Significant Unobservable (Level 3) Inputs To Determine Fair Value

The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

(Amounts in millions)		Total realized and unrealized (gains) losses		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of December 31, 2011	Total (gains) losses included in net (income) loss attributable to liabilities still held
	Beginning balance as of January 1, 2011	Included in net (income) loss	Included in OCI
Policyholder account balances (1)	$121	$334	$—	$—	$—	$37	$—	$—	$—	$492	$338
Other liabilities:
Contingent purchase price	—	25	—	—	—	21	—	—	—	46	25
Derivative liabilities:
Credit default swaps	7	48	—	3	—	—	(1)	—	—	57	48
Credit default swaps related to securitization entities	129	48	—	—	—	—	—	—	—	177	48
Equity index options	3	—	—	—	—	—	(3)	—	—	—	—

Total derivative liabilities	139	96	—	3	—	—	(4)	—	—	234	96

Total other liabilities	139	121	—	3	—	21	(4)	—	—	280	121

Borrowings related to securitization entities (2)	51	(3)	—	—	—	—	—	—	—	48	(2)

Total Level 3 liabilities	$311	$452	$—	$3	$—	$58	$(4)	$—	$—	$820	$457

(1)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)	See note 18 for additional information related to consolidated securitization entities.

(Amounts in millions)		Total realized and unrealized (gains) losses		Purchases sales, issuances and settlements, net	Transfer into Level 3	Transfer out of Level 3	Ending balance as of December 31, 2010	Total (gains) losses included in net (income) loss attributable to liabilities still held
	Beginning balance as of January 1, 2010	Included in net (income) loss	Included in OCI
Policyholder account balances (1)	$175	$(90)	$—	$36	$—	$—	$121	$(87)
Derivative liabilities:
Interest rate swaps	2	(2)	—	—	—	—	—	(2)
Interest rate swaptions	67	(42)	—	(25)	—	—	—	(42)
Credit default swaps	—	7	—	—	—	—	7	7
Credit default swaps related to securitization entities (2)	—	9	—	(1)	121	—	129	9
Equity index options	2	3	—	(2)	—	—	3	3

Total derivative liabilities	71	(25)	—	(28)	121	—	139	(25)
Borrowings related to securitization entities	—	(9)	—	—	60	—	51	(9)

Total Level 3 liabilities	$246	$(124)	$—	$8	$181	$—	$311	$(121)

(1)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)	Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 18 for additional information related to consolidated securitization entities.